2019 MBTC 100 th Annual Convention AFL - CIO HOUSING INVESTMENT TRUST 2019 MBTC 100 th Annual Convention Competitive Returns • Union Construction Jobs • Housing Opportunities AFL - CIO HOUSING INVESTMENT TRUST

Over the next 5 years, we will work to further differentiate the HIT and offer distinct value to our investors. Seeking to deploy more capital to Impact Investments with the objective of improving returns while creating more union jobs and affordable housing. Combined with renewed efforts to reduce our costs, we believe that the HIT will be positioned for success . Our Vision 2 Dudley Municipal Center Roxbury, MA

x Boost deal production and Fund yield x Increase value through efficiency and growth x Create more jobs for members of the local Building Trades x Maintain strategy of overweight to high credit quality multifamily investments while enhancing investment authorities x Organizational changes and discipline to be more cost competitive Strategic Plan 3 225 Centre Street Roxbury, MA

▪ HIT Invested $469 million and its subsidiary Building America CDE has awarded $21 million in tax credits ▪ Financed 31 projects with total development investment of $1.3 billion ▪ $ 2.2 billion in total economic benefits Source: Pinnacle Economics, Inc., and HIT. Jobs and economic impacts provided are estimates calculated using an IMPLAN input - out put model based on HIT project data. Projects include those with financing of $133.5 million in New Markets Tax Credits by HIT’s subsidiary, Building America. In 2017 dollars. Current as of December 31, 2018. Economic and Fiscal Impacts of the H IT - Financed Projects in Boston Output Results Total Number of Projects 31 Union Job Creation 10.8 Million Hours Total Housing Units 3,675 Construction Job Wages $400 Million (2017$) Total Jobs Created 11,902 Total Economic Impact $2.2 Billion (2017$)

HIT Investments: Rehabilitation and Preservation GEORGETOWN HOMES, BOSTON, MA OLD COLONY, BOSTON, MA ▪ HIT Commitment: $60.2 million ▪ Total Development Cost: $118.3 million ▪ Union Job Hours (estimated): 3.1 million ▪ Total Housing Units: 245 ▪ HIT Commitment: $115.8 million ▪ Total Development Cost: $325.2 million ▪ Union Job Hours (estimated): 1.3 million ▪ Total Housing Units: 967 Source : Pinnacle Economics, Inc . , and HIT . Figures provided by Pinnacle are estimates calculated using an IMPLAN input - output model based on HIT project data . Data current as of December 31 , 2018 .

Investments Beyond Boston CARING HEALTH CENTER, SPRINGFIELD, MA GATEWAY NORTH, LYNN, MA ▪ HIT Commitment: $19.4 million ▪ Total Development Cost: $31.1 million ▪ Union Job Hours (estimated): 257,283 ▪ Total Housing Units: 71 ▪ Building America CDE: $9 million ▪ Total Development Cost: $21.6 million ▪ Union Job Hours (estimated): 264,971 ▪ Total Square Footage: 45,000 Source : Pinnacle Economics, Inc . , and HIT . Figures provided by Pinnacle are estimates calculated using an IMPLAN input - output model based on HIT project data . Data current as of December 31 , 2018 .

Building America: Investments in Community Horizons provides high quality early education, opportunities for play, and comprehensive support services for homeless children and their families. HWC will allow Horizons to grow from 175 to 225 student seats and expand its service capabilities from approximately 320 to 400 individual children and families annually. HORIZONS WATERMARK BOSTON, MA ▪ Building America CDE : $8.0 million ▪ Total Development Cost: $62.1 million ▪ Union Job Hours (estimated): 455,900 ▪ Homeless Services Center: 211,000 SF Source : Pinnacle Economics, Inc . , and HIT . Figures provided by Pinnacle are estimates calculated using an IMPLAN input - output model based on HIT and Building America project data . Data current as of December 31 , 2018 .